Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
Marine Energy (acquired August 2021)
As of December 31, 2022, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2-9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
Operating lease right-of-use assets and lease liabilities for lease terms not qualifying for any exceptions as of December 31, 2022 and 2021 are as follows (in thousands):

Description	Location in Balance Sheet	December 31, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,629	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$674	$355
Non-current portion - operating leases	Other liabilities	$1,683	$1,825
Maturities of operating lease liabilities for contracts with initial non-cancelable terms in excess of one year at December 31, 2022 are as follows (in thousands):

Year
2023	$773
2024	773
2025	468
2026	379
2027	183
Thereafter	—
Total lease payments	$2,576
Less: Imputed interest	(219)
Total present value of operating lease liabilities	$2,357
Less: Current portion	(674)
Non-current operating lease liabilities	$1,683

The following table summarizes marine energy lease cost (in thousands):

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Operating lease costs	$490	$117
The following table summarizes other supplemental information about the Company’s operating leases:

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Weighted average discount rate	5.0%	5.0%
Weighted average remaining lease term	3.7 years	5.3 years
Former Dry Bulk Operations (exited July 2021)
The following were the Company contracts under ASC 842 prior to ceasing operations:
As Lessor: Commercial pool/time charter out contracts
The Company’s dry bulk vessel revenues were primarily sourced from commercial pools, which along with time charters, fell under ASC 842. As lessor, the Company leased its vessels to pools, which managed the vessels in order to enter into transportation contracts with their customers, direct the use of the vessel, and enjoy the economic benefits derived from such arrangements.   Under the commercial pool agreements, the pool participants shared the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool based upon performance, age and other factors. As a pool participant, the Company accounted for its vessels as assets and recorded lease revenue each period as the variability associated with lease payments is resolved. Please see Note 4, Vessels and Note 16, Related Party Transactions.
As Lessee: Time charter in contracts
At January 1, 2019, the Company’s operating fleet included only one chartered-in vessel, which was chartered-in until September 2020. During 2019, the Company also entered into operating leases for five additional chartered-in vessels, all of which expired during 2021.
There were no remaining operating lease assets or liabilities for dry bulk charter-in contracts at December 31, 2022 or 2021.
The following table summarizes lease cost for our former dry bulk business (in thousands):

	Twelve months ended December 31, 2021*	Twelve months ended December 31, 2020
Operating lease costs	$35,437	$21,824
Variable lease costs	$33,072	$14,545
Sublease income	$23,466	$20,430
*results prior to ceasing dry bulk operations in July 2021
The following table summarizes other supplemental information about the Company’s dry bulk operating leases:

Twelve months ended December 31, 2020
Weighted average discount rate	4.9%
Weighted average remaining lease term	0.5 years
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—
*results prior to ceasing dry bulk operations in July 2021

Leases	Leases
Marine Energy (acquired August 2021)
As of December 31, 2022, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2-9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
Operating lease right-of-use assets and lease liabilities for lease terms not qualifying for any exceptions as of December 31, 2022 and 2021 are as follows (in thousands):

Description	Location in Balance Sheet	December 31, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,629	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$674	$355
Non-current portion - operating leases	Other liabilities	$1,683	$1,825
Maturities of operating lease liabilities for contracts with initial non-cancelable terms in excess of one year at December 31, 2022 are as follows (in thousands):

Year
2023	$773
2024	773
2025	468
2026	379
2027	183
Thereafter	—
Total lease payments	$2,576
Less: Imputed interest	(219)
Total present value of operating lease liabilities	$2,357
Less: Current portion	(674)
Non-current operating lease liabilities	$1,683

The following table summarizes marine energy lease cost (in thousands):

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Operating lease costs	$490	$117
The following table summarizes other supplemental information about the Company’s operating leases:

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Weighted average discount rate	5.0%	5.0%
Weighted average remaining lease term	3.7 years	5.3 years
Former Dry Bulk Operations (exited July 2021)
The following were the Company contracts under ASC 842 prior to ceasing operations:
As Lessor: Commercial pool/time charter out contracts
The Company’s dry bulk vessel revenues were primarily sourced from commercial pools, which along with time charters, fell under ASC 842. As lessor, the Company leased its vessels to pools, which managed the vessels in order to enter into transportation contracts with their customers, direct the use of the vessel, and enjoy the economic benefits derived from such arrangements.   Under the commercial pool agreements, the pool participants shared the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool based upon performance, age and other factors. As a pool participant, the Company accounted for its vessels as assets and recorded lease revenue each period as the variability associated with lease payments is resolved. Please see Note 4, Vessels and Note 16, Related Party Transactions.
As Lessee: Time charter in contracts
At January 1, 2019, the Company’s operating fleet included only one chartered-in vessel, which was chartered-in until September 2020. During 2019, the Company also entered into operating leases for five additional chartered-in vessels, all of which expired during 2021.
There were no remaining operating lease assets or liabilities for dry bulk charter-in contracts at December 31, 2022 or 2021.
The following table summarizes lease cost for our former dry bulk business (in thousands):

	Twelve months ended December 31, 2021*	Twelve months ended December 31, 2020
Operating lease costs	$35,437	$21,824
Variable lease costs	$33,072	$14,545
Sublease income	$23,466	$20,430
*results prior to ceasing dry bulk operations in July 2021
The following table summarizes other supplemental information about the Company’s dry bulk operating leases:

Twelve months ended December 31, 2020
Weighted average discount rate	4.9%
Weighted average remaining lease term	0.5 years
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—
*results prior to ceasing dry bulk operations in July 2021